Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
14.	Subsequent Events

The outbreak of coronavirus (COVID-19) in January 2020 resulted in interruption of business activities which adversely affected the Company’s operations. Management is evaluating the impact and developing actions plan to minimize the effect of the COVID-19 pandemic and to recover business as soon as possible.

There is no other subsequent events have occurred that would require recognition or disclosure in the financial statements.